FINANCIAL INSTRUMENTS Fair value hierarchy (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Other investments	$ 1,247,000,000	$ 1,471,000,000
Total Assets	86,964,000,000	85,297,000,000
Liabilities	44,629,000,000	44,442,000,000
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Total Assets	2,872,000,000	2,520,000,000
Liabilities	591,000,000	669,000,000
Recurring fair value measurement [member] | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total Assets	545,000,000	87,000,000
Recurring fair value measurement [member] | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total Assets	1,080,000,000	989,000,000
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Total Assets	1,247,000,000	1,444,000,000
Liabilities	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Total Assets	585,000,000	92,000,000
Liabilities	237,000,000	405,000,000
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total Assets	545,000,000	87,000,000
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total Assets	40,000,000	5,000,000
Level 3 of fair value hierarchy | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Total Assets	1,040,000,000	984,000,000
Liabilities	354,000,000	264,000,000
Level 3 of fair value hierarchy | Recurring fair value measurement [member] | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 3 of fair value hierarchy | Recurring fair value measurement [member] | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total Assets	1,040,000,000	984,000,000
Derivative financial current liabilities | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	273,000,000	325,000,000
Derivative financial current liabilities | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Derivative financial current liabilities | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	99,000,000	247,000,000
Derivative financial current liabilities | Level 3 of fair value hierarchy | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	174,000,000	78,000,000
Derivative financial non-current liabilities | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	318,000,000	344,000,000
Derivative financial non-current liabilities | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Derivative financial non-current liabilities | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	138,000,000	158,000,000
Derivative financial non-current liabilities | Level 3 of fair value hierarchy | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	180,000,000	186,000,000
Mandatorily Convertible Unsecured Unsubordinated Bonds
Disclosure of fair value measurement of assets [line items]
Notional amount	1,000,000,000
Investments in equity instruments at FVOCI | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Other investments	1,247,000,000	1,444,000,000
Investments in equity instruments at FVOCI | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Other investments	1,247,000,000	1,444,000,000
Investments in equity instruments at FVOCI | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Other investments	0	0
Investments in equity instruments at FVOCI | Level 3 of fair value hierarchy | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Other investments	$ 0	$ 0